14. Quarterly Financial Information (Details - Cash Flows) - USD ($)	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net loss	$ (1,055,051)	$ (816,120)	$ (816,425)	$ (815,324)	$ (738,357)	$ (693,947)	$ (793,560)	$ (1,631,749)	$ (1,487,508)	$ (2,447,869)	$ (2,225,865)	$ (3,294,489)	$ (3,020,574)	$ (4,036,087)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation												0	0	6,233
Loss on disposal of fixed assets												0	0	9,310
Stock-based compensation												0	0	7,292
Changes in operating assets and liabilities:
Impairment expense				0			146,000	0	146,000	0	146,000	0	146,000	0
Accounts payable	58,202			7,315			8,432	9,094	13,536	16,854	24,747	22,461	34,634	71,869
Accrued expenses	191,653			261,582			208,580	484,108	410,995	708,528	661,467	928,476	930,945	957,219
Accrued interest	633,846			506,001			410,216	1,038,471	841,846	1,601,235	1,295,697	2,194,529	1,776,979	1,547,398
Net cash used in operating activities	(172,050)			(40,426)			(19,332)	(100,076)	(75,131)	(121,251)	(97,954)	(149,023)	(132,017)	(1,436,766)
Cash flows used in investing activities:
Net cash used in investing activities	0			0			0	0	0	0	0	0	0	0
Cash flows from financing activities:
Proceeds from stockholders' advances	240			50,225			19,040	114,176	44,851	135,394	101,939	174,293	138,731	1,329,874
Repayment of stockholders' advances	(15,962)			(10,360)			0	(14,803)	28,202	(15,602)	(2,622)	(24,442)	(5,364)	(141,563)
Net cash provided by financing activities	182,278			39,865			19,040	99,373	73,053	119,792	99,317	149,851	133,367	1,403,311
Effect of exchange rate on cash	(414)			(114)			(537)	(237)	1,273	261	(2,281)	(132)	(1,330)	(19,340)
Net (decrease) increase in cash	9,814			(675)			(829)	(940)	(805)	(1,198)	(918)	696	21	(52,795)
Cash, beginning of period				1,219			1,198	1,219	1,198	1,219	1,198
Cash, end of period				544			369	278	393	21	280
Supplemental disclosures of cash flow information:
Cash paid for interest	0			0			0	0	0	0	0	0	0	0
Cash paid for income taxes	$ 0			0			0	0	0	0	0	$ 0	$ 0	$ 0
Non-cash investing and financing activities:
Shares and debt issued for purchase of prepaid advertising from related party				$ 0			$ 146,000	$ 0	$ 146,000	$ 0	$ 146,000